Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued payroll and benefits	$ 20,502	$ 21,752
Accrued legal contingencies	18,940	16,881
Equipment, engineering, design, and testing services received not invoiced	9,443	13,863
Deposits from customers	3,573	4,354
Due to affiliates		6,673
Obligation to issue registered shares of Class A Common Stock		12,635
Other current liabilities	13,251	11,780
Total accrued expenses and other current liabilities	$ 65,709	$ 87,938